Northern Lights Fund Trust

Athena Value Fund

Incorporated herein by reference is the definitive version of the supplement for the Athena Value Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 13, 2015, (SEC Accession No. 0001580642-15-002172).